Schedule of Investments (unaudited) July 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

CarMax Auto Owner Trust
Series 2019-1, Class A2A, 3.02%, 07/15/22	$833	$836,643
Series 2020-1, Class A2, 1.87%, 04/17/23	3,150	3,181,855
Series 2020-3, Class A2A, 0.49%, 06/15/23	6,470	6,471,663
Series 2020-3, Class A2B, 0.41%, 06/15/23, (1 mo. LIBOR US + 0.250%)(a)	1,830	1,830,015
CNH Equipment Trust, Series 2019-A, Class A2, 2.96%, 05/16/22	1,341	1,347,066
Ford Credit Auto Lease Trust, Series 2020-B, Class A2A, 0.50%, 12/15/22	23,750	23,754,546
Ford Credit Auto Owner Trust, Series 2020-B, Class A2, 0.50%, 02/15/23	7,260	7,265,749
Honda Auto Receivables Owner Trust
Series 2019-1, Class A, 2.75%, 09/20/21	3,405	3,420,132
Series 2020-2, Class A2, 0.74%, 11/15/22	4,760	4,774,250
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2A, 2.77%, 08/16/21	205	205,593

Total Asset-Backed Securities — 1.3% (Cost: $53,020,556)		53,087,512

Certificates of Deposit

Banco Santander SA/New York
0.61%, 02/11/21, (3 mo. LIBOR US + 0.160%)(a)	4,500	4,501,400
0.98%, 01/29/21, (3 mo. LIBOR US + 0.140%)(a)	6,000	6,001,172
Bank of Montreal, 1.25%, 01/11/21	15,000	15,068,879
Bank of Montreal/Chicago IL, 0.53%, 02/12/21, (3 mo. LIBOR US + 0.100%)(a)	7,700	7,701,205
Bank of Nova Scotia/Houston
0.36%, 08/23/21, (3 mo. LIBOR US + 0.100%)(a)	15,000	15,000,001
0.55%, 10/23/20, (FEDL01 + 0.450%)(a)	8,000	8,005,152
Barclays Bank PLC
0.60%, 12/15/20	8,000	8,008,779
0.62%, 02/19/21, (3 mo. LIBOR US + 0.420%)(a)	9,000	9,000,077
0.67%, 08/10/20, (3 mo. LIBOR US + 0.480%)(a)	2,000	2,000,286
0.70%, 02/01/21	15,000	15,046,149
0.73%, 10/08/20, (3 mo. LIBOR US + 0.450%)(a)	5,000	5,004,240
1.25%, 03/03/21	7,000	7,030,984
2.01%, 12/08/20	9,000	9,055,733
Bayerische Landesbank/New York
0.43%, 01/28/21, (3 mo. LIBOR US + 0.180%)(a)	13,800	13,795,312
1.03%, 02/03/22, (3 mo. LIBOR US + 0.470%)(a)	20,000	20,005,995
BNP Paribas SA/New York NY, 0.94%, 02/01/21, (3 mo. LIBOR US + 0.250%)(a)	17,000	17,020,493
Canadian Imperial Bank of Commerce/New York NY
0.40%, 07/23/21, (3 mo. LIBOR US + 0.140%)(a)	13,000	13,000,000
0.41%, 01/04/21, (1 mo. LIBOR US + 0.250%)(a)	10,000	10,007,719
0.43%, 08/06/21, (3 mo. LIBOR US + 0.160%)(a)	3,500	3,500,000
0.43%, 08/06/21, (3 mo. LIBOR US + 0.160%)(a)	10,000	10,000,000
Credit Agricole Corporate and Investment Bank/New York
0.44%, 11/15/21, (SOFRRATE + 0.400%)(a)	6,500	6,478,995
0.49%, 07/15/21, (3 mo. LIBOR US + 0.210%)(a)	7,000	7,009,292
0.54%, 01/11/21, (3 mo. LIBOR US + 0.270%)(a)	3,000	3,003,730
0.65%, 08/25/20, (3 mo. LIBOR US + 0.290%)(a)	5,000	5,000,977
0.70%, 09/24/20, (3 mo. LIBOR US + 0.400%)(a)	1,800	1,801,131
0.79%, 09/09/21, (3 mo. LIBOR US + 0.480%)(a)	12,425	12,463,103
0.87%, 01/14/21, (3 mo. LIBOR US + 0.600%)(a)	3,145	3,153,520
Credit Industriel et Commercial/New York
0.00%, 01/08/21(b)	8,000	7,991,137
0.36%, 04/20/21, (3 mo. LIBOR US + 0.090%)(a)	13,000	13,000,926

Security	Par (000)	Value

0.40%, 02/26/21	$8,000	$8,006,655
0.48%, 06/09/21, (3 mo. LIBOR US + 0.170%)(a)	5,000	5,001,272
0.50%, 06/18/21, (3 mo. LIBOR US + 0.180%)(a)	10,000	10,003,513
0.90%, 01/21/21	8,000	8,026,322
Credit Suisse AG/New York NY
0.00%, 08/03/21, (SOFRRATE + 0.350%)(a)	10,000	9,997,009
0.50%, 04/01/21	10,000	10,008,836
0.54%, 12/30/20, (3 mo. LIBOR US + 0.230%)(a)	5,000	5,004,283
0.55%, 09/25/20, (SOFRRATE + 0.450%)(a)	7,000	7,003,841
1.48%, 12/11/20, (3 mo. LIBOR US + 0.160%)(a)	3,000	3,001,504
1.97%, 11/20/20	3,000	3,015,291
DNB Bank ASA/New York, 0.49%, 07/19/21, (3 mo. LIBOR US + 0.220%)(a)	13,000	13,018,705
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 0.59%, 02/17/22, (3 mo. LIBOR US + 0.200%)(a)	27,000	26,917,525
Goldman Sachs Bank USA/New York NY, 1.98%, 02/26/21, (SOFRRATE + 0.430%)(a)	4,000	4,005,125
HSBC Bank USA N.A., 0.67%, 02/04/21, (3 mo. LIBOR US + 0.110%)(a)	9,000	9,000,454
Kookmin Bank/New York
0.74%, 07/22/21, (3 mo. LIBOR US + 0.500%)(a)	10,000	9,999,999
0.76%, 02/17/21, (3 mo. LIBOR US + 0.370%)(a)	30,000	30,019,258
Korea Development Bank/New York, 0.64%, 07/14/21, (3 mo. LIBOR US + 0.370%)(a)	13,500	13,503,820
Lloyds Bank Corporate Markets PLC/New York NY
0.56%, 04/27/21	8,000	8,010,751
0.76%, 04/26/21, (3 mo. LIBOR US + 0.520%)(a)	16,000	16,043,163
0.80%, 09/24/20, (3 mo. LIBOR US + 0.500%)(a)	2,800	2,802,180
0.82%, 07/19/21, (3 mo. LIBOR US + 0.550%)(a)	4,000	4,012,650
1.35%, 10/15/20	5,000	5,011,817
1.93%, 01/06/21	3,500	3,525,270
2.03%, 12/18/20	5,500	5,537,314
Mitsubishi UFJ Trust & Banking Corp., 0.43%, 01/27/21	12,000	12,008,980
Mizuho Bank Ltd./New York NY, 0.43%, 12/18/20, (3 mo. LIBOR US + 0.110%)(a)	10,000	10,001,872
Morgan Stanley Bank N.A.
0.65%, 02/19/21(a)	4,400	4,405,945
2.15%, 08/25/21(c)	15,000	15,009,652
MUFG Bank Ltd.
0.74%, 01/25/21, (3 mo. LIBOR US + 0.500%)(a)	2,000	2,003,862
0.77%, 07/16/21, (3 mo. LIBOR US + 0.500%)(a)	3,000	3,008,551
1.96%, 10/15/20	8,000	8,029,818
1.98%, 10/15/20	6,000	6,022,613
2.02%, 08/26/20	4,000	4,005,526
2.06%, 08/18/20	5,500	5,505,402
Natixis SA/New York NY, 1.93%, 11/12/20	6,000	6,030,009
Nordea Bank Abp/New York NY
0.54%, 01/07/22, (3 mo. LIBOR US + 0.260%)(a)	6,500	6,512,911
0.72%, 08/10/20, (3 mo. LIBOR US + 0.270%)(a)	1,000	1,000,053
0.83%, 02/05/21, (3 mo. LIBOR US + 0.290%)(a)	9,848	9,860,365
1.12%, 01/28/22, (3 mo. LIBOR US + 0.230%)(a)	10,000	10,004,440
Oversea-Chinese Banking Corp. Ltd., 1.87%, 08/04/20	12,000	12,002,372
Royal Bank of Canada/New York NY
0.43%, 07/26/21	20,000	20,059,902
0.71%, 04/23/21, (3 mo. LIBOR US + 0.450%)(a)	8,000	8,023,077
Skandinaviska Enskilda Banken AB/New York NY
0.45%, 10/02/20, (3 mo. LIBOR US + 0.150%)(a)	5,000	5,001,392
1.93%, 10/16/20	6,000	6,022,532
Sumitomo Mitsui Banking Corp./New York
0.35%, 01/15/21, (3 mo. LIBOR US + 0.080%)(a)	10,000	10,001,050
0.62%, 07/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	5,009,421

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

0.65%, 10/12/21, (3 mo. LIBOR US + 0.380%)(a)	$3,000	$3,001,072
0.66%, 04/06/21, (3 mo. LIBOR US + 0.355%)(a)	6,476	6,487,128
0.70%, 07/15/22	10,000	9,995,700
0.75%, 09/10/21, (3 mo. LIBOR US + 0.440%)(a)	5,000	5,004,941
0.78%, 11/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	4,999,999
0.82%, 02/12/21, (3 mo. LIBOR US + 0.390%)(a)	14,474	14,497,401
0.89%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)	8,500	8,500,000
Sumitomo Mitsui Trust Bank Ltd./New York
0.42%, 12/22/20, (3 mo. LIBOR US + 0.110%)(a)	25,000	25,005,784
0.43%, 11/12/20	7,000	7,004,240
Svenska Handelsbanken/New York NY
0.41%, 01/04/21, (1 mo. LIBOR US + 0.250%)(a)	10,000	10,007,152
0.43%, 06/16/21, (3 mo. LIBOR US + 0.110%)(a)	10,000	10,003,471
0.45%, 10/02/20, (3 mo. LIBOR US + 0.150%)(a)	10,000	10,002,784
1.63%, 01/06/22, (3 mo. LIBOR US + 0.260%)(a)	14,500	14,502,055
Toronto-Dominion Bank/NY
0.36%, 08/24/21, (3 mo. LIBOR US + 0.100%)(a)	10,000	9,999,998
0.40%, 08/16/21	8,000	8,005,054
0.43%, 07/28/21	20,000	20,020,349
0.43%, 08/03/21	13,000	13,012,955
0.66%, 04/26/21, (3 mo. LIBOR US + 0.400%)(a)	5,000	5,013,131
1.13%, 04/14/21	10,000	10,061,499
UBS AG/Stamford CT, 1.38%, 04/16/21	10,000	10,066,416
Westpac Banking Corp./NY, 0.46%, 12/09/20, (3 mo. LIBOR US + 0.150%)(a)	12,000	12,006,294

Total Certificates of Deposit — 21.1% (Cost: $864,756,174)		865,860,112

Commercial Paper
AMCOR Finance Inc., 0.15%, 08/06/20(b)	14,100	14,099,756
American Electric Power Co. Inc., 0.35%, 08/10/20(b)	29,000	28,998,558
American Honda Finance Corp.
0.00%, 11/24/20(b)	13,800	13,773,631
0.60%, 09/04/20(b)	20,750	20,741,265
0.78%, 10/21/20(b)	39,250	39,198,862
American Water Capital Corp., 0.15%, 08/04/20(b)	4,000	3,999,849
ANZ New Zealand Int’l Ltd./London, 0.34%, 08/26/21, (3 mo. LIBOR US + 0.090%)(a)(d)	10,000	10,000,000
AT&T Inc.
1.10%, 10/01/20(b)	12,000	11,996,342
1.38%, 09/01/20(b)	10,000	9,999,867
1.51%, 08/04/20(b)	6,730	6,729,858
Barclays Bank PLC, 1.85%, 01/28/21(b)	15,000	14,978,808
BASF SE
0.48%, 09/01/20(b)	15,000	14,995,947
0.48%, 09/15/20(b)	5,000	4,997,885
1.71%, 08/07/20(b)	17,000	16,999,504
1.71%, 09/14/20(b)	12,000	11,995,050
1.91%, 08/04/20(b)	14,000	13,999,820
Bedford Row Funding Corp., 1.16%, 04/12/21(b)	10,000	9,974,996
Bell Canada, 0.32%, 09/03/20(b)	8,250	8,247,078
BP Capital Markets PLC, 1.77%, 08/05/20(b)	20,000	19,999,397
BPCE SA
0.39%, 07/01/21(b)	10,000	9,963,801
0.40%, 06/16/21(b)	5,000	4,983,111
1.06%, 12/01/20(b)	8,000	7,993,659
2.04%, 12/23/20(b)	8,000	7,992,041
Brookfield Renewable Energy Partners LP 0.52%, 08/04/20(b)	3,000	2,999,937

Security	Par (000)	Value

0.53%, 09/08/20(b)	$6,500	$6,498,373
0.56%, 10/08/20(b)	5,000	4,997,144
0.58%, 09/29/20(b)	3,750	3,748,250
Caisse d’Amortissement de la Dette Sociale
0.37%, 07/23/21(b)	5,000	4,981,245
0.48%, 06/15/21(b)	15,000	14,950,688
Cargill Inc., 1.26%, 10/13/20(b)	20,000	19,993,258
Coca-Cola Co.
1.21%, 09/24/20(b)	3,000	2,999,326
1.63%, 02/11/21(b)	5,000	4,995,938
Daimler Finance North America LLC, 0.65%, 10/13/20(b)	10,250	10,243,511
Dallas Fort Worth International Airport
0.65%, 08/28/20	2,750	2,749,975
0.65%, 08/28/20	5,000	4,999,954
0.65%, 09/08/20	7,500	7,500,947
DBS Bank Ltd., 0.40%, 04/01/21(b)	17,000	16,963,129
Duke Energy Corp.
0.00%, 08/03/20(b)	29,600	29,599,697
0.14%, 08/05/20(b)	35,000	34,999,363
DuPont de Nemours Inc., 0.35%, 09/03/20(b)	7,075	7,073,510
Electricite de France SA
0.45%, 10/05/20(b)	18,000	17,996,964
0.46%, 09/10/20(b)	15,500	15,498,252
Enbridge Inc.
0.30%, 08/20/20(b)	9,000	8,999,115
0.80%, 09/14/20(b)	15,000	14,995,406
GlaxoSmithKline LLC, 1.00%, 09/01/20(b)	9,850	9,845,421
Henkel of America Inc., 0.45%, 02/05/21(b)	6,430	6,421,493
Hitachi America Capital Ltd., 0.20%, 08/06/20(b)	65,000	64,998,201
Hitachi Capital America Corp.
0.27%, 08/19/20(b)	15,000	14,998,630
0.30%, 08/03/20(b)	10,000	9,999,873
0.34%, 08/04/20(b)	15,000	14,999,738
HSBC Bank PLC
0.46%, 12/30/20, (1 mo. LIBOR US + 0.290%)(a)(d)	5,000	5,001,904
0.49%, 07/20/21, (3 mo. LIBOR US + 0.220%)(a)(d)	5,000	4,999,999
0.51%, 10/13/20, (3 mo. LIBOR US + 0.230%)(a)(d)	10,000	10,004,858
0.57%, 06/09/21, (3 mo. LIBOR US + 0.260%)(a)(d)	15,000	15,007,628
HSBC USA Inc., 0.55%, 12/23/20(b)	22,000	21,979,885
ING U.S. Funding LLC
0.47%, 09/14/20, (3 mo. LIBOR US + 0.150%)(a)	5,000	5,001,138
0.48%, 09/23/20, (3 mo. LIBOR US + 0.170%)(a)(d)	10,000	10,003,054
La Fayette Asset Securitization LLC, 0.42%, 01/19/21(b)	25,452	25,416,492
LVMH Moet Hennessy Louis Vuitton SE
0.38%, 07/19/21(b)	10,000	9,962,249
0.38%, 07/27/21(b)	20,700	20,619,461
0.40%, 01/04/21(b)	10,000	9,988,356
0.50%, 12/17/20(b)	29,000	28,971,559
Macquarie Bank Ltd., 0.46%, 02/16/21, (3 mo. LIBOR US + 0.070%)(a)(d)	10,000	9,997,309
Mizuho Bank Ltd., 0.33%, 02/10/21(b)	6,660	6,649,089
Mont Blanc Capital Corp., 0.26%, 11/04/20(b)	10,000	9,993,760
National Australia Bank Ltd.
0.40%, 07/08/21, (3 mo. LIBOR US + 0.120%)(a)(d)	5,000	4,999,938
0.43%, 12/09/20, (3 mo. LIBOR US + 0.120%)(a)(d)	12,000	12,004,196
Nutrien Ltd.
0.35%, 09/01/20(b)	7,250	7,248,614
0.45%, 10/02/20(b)	35,750	35,732,107
0.50%, 11/05/20(b)	10,000	9,990,138
0.55%, 08/11/20(b)	10,000	9,999,313
0.55%, 09/17/20(b)	1,590	1,589,466

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

0.55%, 09/18/20(b)	$16,200	$16,194,399
Omnicom Capital Inc., 0.25%, 08/12/20(b)	5,000	4,999,715
Ontario Power
0.28%, 08/06/20(b)	9,000	8,999,490
0.45%, 09/25/20(b)	15,000	14,990,737
Oversea-Chinese Banking Corp. Ltd.
0.45%, 08/26/20, (3 mo. LIBOR US + 0.090%)(a)(d)	5,000	5,000,427
1.94%, 10/19/20(b)	8,000	7,996,320
Pricoa Short Term Funding LLC, 0.42%, 02/16/21(b)	10,250	10,238,213
Ridgefield Funding Co. LLC, 0.36%, 12/02/20(b)	9,000	8,991,971
Royal Bank of Canada, 0.65%, 05/03/21(b)	5,000	4,992,218
Salisbury Receivables Co. LLC, 0.40%, 02/19/21, (SOFRRATE + 0.300%)(a)(d)	9,000	9,002,126
Shell International Finance BV
0.40%, 07/08/21(b)	15,000	14,927,325
0.50%, 06/09/21(b)	17,000	16,926,393
0.52%, 06/22/21(b)	22,500	22,397,514
Societe Generale SA
0.57%, 08/20/20, (1 mo. LIBOR US + 0.380%)(a)(d)	5,000	5,001,127
0.65%, 06/08/21, (3 mo. LIBOR US + 0.330%)(a)(d)	17,000	17,007,176
Starbird Funding Corp., 1.10%, 08/14/20(b)	5,000	4,999,738
Suncor Energy Inc.
0.53%, 10/08/20(b)	4,000	3,997,715
0.55%, 10/05/20(b)	12,900	12,893,094
0.55%, 10/09/20(b)	8,000	7,995,333
0.57%, 09/24/20(b)	7,500	7,496,929
0.68%, 09/16/20(b)	3,750	3,748,776
0.95%, 09/08/20(b)(d)	13,500	13,496,622
1.84%, 08/18/20(b)	8,750	8,749,256
Svenska Handelsbanken AB, 1.94%, 10/16/20(b)	4,000	3,998,691
Swedbank AB
0.30%, 04/15/21(b)	10,000	9,981,152
0.33%, 10/19/20(b)	16,000	15,994,204
Telstra Corp. Ltd.
0.82%, 09/28/20(b)	9,750	9,744,423
1.28%, 12/21/20(b)	8,140	8,126,840
Total Capital Canada Ltd., 0.41%, 12/07/20(b)	20,000	19,986,097
Toyota Motor Credit Corp., 0.35%, 01/14/21(b)	20,000	19,973,373
TransCanada PipeLines Ltd.
0.30%, 08/24/20(b)	5,930	5,929,249
0.32%, 09/01/20(b)	10,000	9,998,089
0.32%, 09/02/20(b)	9,800	9,798,051
0.32%, 09/03/20(b)	5,800	5,798,800
0.32%, 09/08/20(b)	4,500	4,498,874
UBS AG/London
0.27%, 07/09/21 (Call 04/09/21), (3 mo. LIBOR US + 0.170%)(a)(d)	15,000	14,999,998
0.30%, 06/23/21 (Call 03/24/21), (3 mo. LIBOR US + 0.180%)(a)(d)	12,000	12,001,536
Versailles CDS LLC, 1.16%, 08/19/20(b)	10,000	9,999,224
VW CR Inc.
1.85%, 08/14/20(b)	6,700	6,699,573
1.89%, 08/10/20(b)(d)	10,000	9,999,503
2.04%, 01/29/21(b)	12,900	12,860,740
Walt Disney Co. (The)
0.48%, 02/19/21(b)	15,000	14,964,390
1.86%, 09/09/20(b)	8,750	8,748,026
Western Union Co. (The)
0.00%, 08/03/20(b)	31,900	31,899,404
0.00%, 08/07/20(b)	27,000	26,998,582

Security	Par (000)	Value

Westpac Banking Corp., 0.33%, 05/28/21, (3 mo. LIBOR US + 0.090%)(a)(d)	$8,000	$8,001,956

Total Commercial Paper — 35.3% (Cost: $1,451,997,098)		1,452,910,325

Corporate Bonds & Notes

Aerospace & Defense — 0.5%
General Dynamics Corp., 3.88%, 07/15/21 (Call 04/15/21)	4,156	4,257,817
Lockheed Martin Corp., 2.50%, 11/23/20 (Call 10/23/20)	4,800	4,823,595
Raytheon Co., 3.13%, 10/15/20	4,600	4,626,008
Raytheon Technologies Corp., 2.80%, 03/15/22 (Call 02/15/22)(d)	6,000	6,200,241

		19,907,661

Auto Manufacturers — 3.0%
American Honda Finance Corp.
0.64%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	1,000	1,000,073
0.66%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)	4,120	4,124,975
2.20%, 06/27/22	10,100	10,469,909
BMW U.S. Capital LLC
0.68%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(d)	2,000	2,001,409
0.93%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(d)	5,000	4,994,837
1.85%, 09/15/21 (Call 08/15/21)(d)	10,000	10,115,491
2.95%, 04/14/22(d)	5,000	5,213,865
3.25%, 08/14/20(d)	1,850	1,851,501
Daimler Finance North America LLC
0.81%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(d)	3,000	2,996,191
2.30%, 02/12/21(d)	1,535	1,548,045
3.40%, 02/22/22(d)	5,000	5,178,379
Hyundai Capital America
1.14%, 03/12/21, (3 mo. LIBOR US + 0.820%)(a)(d)	1,000	996,450
2.38%, 02/10/23(d)	7,560	7,692,300
2.85%, 11/01/22(d)	3,440	3,538,900
3.00%, 10/30/20(d)	6,794	6,806,739
3.45%, 03/12/21(d)	2,200	2,230,250
Nissan Motor Acceptance Corp., 0.70%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(d)	750	748,301
PACCAR Financial Corp.
0.71%, 05/10/21, (3 mo. LIBOR US + 0.260%)(a)	680	680,663
0.80%, 06/08/23	2,760	2,781,390
2.05%, 11/13/20	580	582,833
3.10%, 05/10/21	915	934,877
Toyota Motor Credit Corp.
0.45%, 07/22/22	6,580	6,587,712
0.56%, 08/13/21, (3 mo. LIBOR US + 0.125%)(a)	15,345	15,344,256
0.57%, 10/07/21, (3 mo. LIBOR US + 0.290%)(a)	12,500	12,511,990
3.05%, 01/08/21	2,435	2,465,659
Volkswagen Group of America Finance LLC
1.16%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(d)	3,870	3,861,938
2.50%, 09/24/21(d)	430	438,431
3.88%, 11/13/20(d)	7,000	7,064,259

		124,761,623

Auto Parts & Equipment — 0.0%
Toyota Industries Corp., 3.11%, 03/12/22 (Call 02/12/22)(d)	1,000	1,035,222

Banks — 18.7%
ABN AMRO Bank NV
0.94%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(d)	3,000	3,013,273
2.65%, 01/19/21(d)	21,955	22,180,935
3.40%, 08/27/21(d)	4,060	4,187,484

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ANZ New Zealand Int’l Ltd./London
1.26%, 07/28/21, (3 mo. LIBOR US + 1.010%)(a)(d)	$4,000	$4,035,059
2.13%, 07/28/21(d)	2,619	2,665,126
2.75%, 01/22/21(d)	5,000	5,058,381
Australia & New Zealand Banking Group Ltd.
0.77%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(d)	1,000	1,000,725
4.88%, 01/12/21(d)	4,000	4,080,944
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	4,500	4,523,705
2.55%, 11/23/21	2,000	2,060,020
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(c)	7,787	7,810,995
2.63%, 10/19/20	6,000	6,029,760
2.74%, 01/23/22 (Call 01/23/21)(c)	12,500	12,627,586
5.00%, 05/13/21	10,000	10,361,110
5.88%, 01/05/21	13,000	13,304,468
Bank of Montreal, Series D, 3.10%, 04/13/21	2,020	2,061,856
Bank of Nova Scotia (The)
0.57%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	1,000	1,000,818
0.71%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	2,000	2,005,519
2.35%, 10/21/20	6,000	6,027,018
3.13%, 04/20/21	6,021	6,147,260
Banque Federative du Credit Mutuel SA
1.96%, 07/21/21(d)	7,000	7,107,754
2.75%, 10/15/20(d)	3,000	3,015,216
BNP Paribas SA, 5.00%, 01/15/21	23,900	24,397,613
BNZ International Funding Ltd./London, 2.90%, 02/21/22(d)	3,700	3,831,841
BPCE SA
2.03%, 02/17/22, (SOFRRATE + 0.440%)(a)(d)	7,300	7,254,884
2.65%, 02/03/21	1,200	1,213,721
2.75%, 12/02/21	11,945	12,289,392
Canadian Imperial Bank of Commerce
0.87%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)	13,500	13,518,382
1.04%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)	3,480	3,516,010
2.70%, 02/02/21	1,680	1,699,970
Capital One N.A., 2.95%, 07/23/21 (Call 06/23/21)	4,500	4,586,637
Citibank N.A.
0.78%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(a)	1,000	1,001,313
0.83%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	2,000	2,007,132
2.85%, 02/12/21 (Call 01/12/21)	6,300	6,372,411
3.17%, 02/19/22 (Call 02/19/21)(c)	2,000	2,029,308
Citigroup Inc.
0.95%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.870%)(a)	5,000	5,001,308
2.31%, 11/04/22 (Call 11/04/21)(c)	5,000	5,107,556
2.70%, 03/30/21	4,000	4,062,025
2.75%, 04/25/22 (Call 03/25/22)	5,000	5,188,044
Commonwealth Bank of Australia, 2.20%, 11/09/20(d)	4,000	4,017,847
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	11,575	11,724,441
Cooperatieve Rabobank UA, 3.88%, 02/08/22	1,925	2,025,667
Cooperatieve Rabobank UA/NY
0.67%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	1,000	1,002,591
2.50%, 01/19/21	4,080	4,122,126
Credit Suisse AG/New York NY
0.53%, 02/04/22, (SOFRRATE + 0.450%)(a)	16,000	15,987,921
1.00%, 05/05/23	5,000	5,058,003
2.10%, 11/12/21	6,855	7,007,595

Security	Par (000)	Value

Banks (continued)
2.80%, 04/08/22	$6,300	$6,547,080
4.38%, 08/05/20	5,020	5,020,552
DBS Group Holdings Ltd., 2.85%, 04/16/22(d)	3,267	3,373,303
DNB Bank ASA
0.96%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(d)	5,000	5,015,357
2.15%, 12/02/22(d)	9,455	9,819,035
2.38%, 06/02/21(d)	4,450	4,527,066
Fifth Third Bank, 0.52%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	1,000	1,000,345
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	4,560	4,699,553
Goldman Sachs Group Inc. (The)
2.60%, 12/27/20	21,300	21,487,773
2.88%, 02/25/21 (Call 01/25/21)	10,000	10,120,965
3.00%, 04/26/22 (Call 04/26/21)	10,000	10,182,333
HSBC Holdings PLC
0.97%, 09/11/21 (Call 09/11/20), (3 mo. LIBOR US + 0.650%)(a)	4,000	4,002,235
3.40%, 03/08/21	5,000	5,087,020
ING Bank NV, 2.05%, 08/15/21(d)	5,865	5,970,389
JPMorgan Chase & Co.
3.21%, 04/01/23 (Call 04/01/22)(c)	4,118	4,301,150
3.51%, 06/18/22 (Call 06/18/21)(c)	7,972	8,177,762
4.25%, 10/15/20	3,000	3,023,669
KeyBank N.A./Cleveland OH, 3.30%, 02/01/22	2,115	2,206,063
Korea Development Bank (The), 0.74%, 02/18/23, (3 mo. LIBOR US + 0.350%)(a)	16,455	16,331,145
Lloyds Bank PLC
2.70%, 08/17/20	7,829	7,835,702
3.30%, 05/07/21	3,000	3,061,960
6.38%, 01/21/21	3,500	3,597,523
Macquarie Bank Ltd.
0.81%, 11/24/21, (3 mo. LIBOR US + 0.450%)(a)(d)	26,000	26,078,714
2.10%, 10/17/22(d)	9,450	9,769,102
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(d)	8,500	8,542,838
Mizuho Bank Ltd., 2.70%, 10/20/20(d)	3,700	3,717,254
Morgan Stanley
0.79%, 01/20/23 (Call 01/20/22), (SOFRRATE + 0.700%)(a)	32,000	32,055,957
0.93%, 06/10/22 (Call 06/10/21), (SOFRRATE + 0.830%)(a)	5,000	5,008,665
1.67%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)	2,000	2,016,325
2.50%, 04/21/21	3,000	3,049,151
MUFG Bank Ltd.
2.75%, 09/14/20(d)	3,000	3,007,672
2.85%, 09/08/21(d)	1,400	1,435,409
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	4,000	4,170,303
National Australia Bank Ltd., 0.62%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(d)	2,000	2,002,465
National Australia Bank Ltd./New York
1.88%, 07/12/21	5,000	5,077,061
1.88%, 12/13/22	4,460	4,610,629
2.50%, 01/12/21	1,000	1,009,720
3.38%, 09/20/21	2,100	2,169,853
3.70%, 11/04/21	3,035	3,159,152
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	2,000	2,006,712
Nordea Bank Abp
1.00%, 06/09/23(d)	3,135	3,187,951
2.25%, 05/27/21(d)	4,000	4,063,644
2.50%, 09/17/20(d)	4,000	4,010,800
Royal Bank of Canada, 3.20%, 04/30/21	5,000	5,106,967

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander UK PLC
0.86%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)	$500	$500,256
2.10%, 01/13/23	2,670	2,767,342
2.13%, 11/03/20	19,579	19,671,615
3.40%, 06/01/21	4,000	4,099,991
Skandinaviska Enskilda Banken AB
0.82%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(d)	4,000	4,010,378
0.96%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(d)	3,000	3,023,050
1.07%, 12/01/20, (3 mo. LIBOR US + 0.720%)(a)(d)	5,000	5,010,150
2.20%, 12/12/22(d)	2,845	2,956,531
2.63%, 03/15/21	6,000	6,082,940
3.05%, 03/25/22(d)	3,000	3,124,410
Societe Generale SA
2.50%, 04/08/21(d)	5,460	5,540,327
2.63%, 09/16/20(d)	2,000	2,005,478
5.20%, 04/15/21(d)	3,571	3,691,050
Sumitomo Mitsui Banking Corp., 3.95%, 01/12/22(d)	2,000	2,097,405
Suncorp-Metway Ltd.
0.77%, 10/19/20, (3 mo. LIBOR US + 0.500%)(a)(d)	7,000	7,002,950
2.38%, 11/09/20(d)	1,250	1,256,205
2.80%, 05/04/22(d)	895	923,301
Svenska Handelsbanken AB
0.63%, 06/30/23(d)	6,310	6,325,921
0.68%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)	745	745,305
2.40%, 10/01/20	3,000	3,010,334
Swedbank AB, 1.30%, 06/02/23(d)	6,680	6,798,744
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	15,000	15,293,439
3.53%, 10/26/21 (Call 10/26/20)(c)	11,000	11,080,338
Truist Financial Corp., 2.15%, 02/01/21 (Call 01/01/21)	6,172	6,217,226
U.S. Bank NA/Cincinnati OH, 0.80%, 05/23/22 (Call 04/23/22), (3 mo. LIBOR US + 0.440%)(a)	4,750	4,767,828
UBS AG/London
1.75%, 04/21/22 (Call 03/21/22)(d)	6,085	6,212,633
2.45%, 12/01/20 (Call 11/01/20)(d)	14,200	14,273,838
UBS AG/Stamford CT, 4.88%, 08/04/20	1,000	1,000,000
United Overseas Bank Ltd., 0.74%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(d)	2,000	1,995,751
Wells Fargo & Co.
1.27%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)	1,750	1,764,355
1.67%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)	5,000	5,035,738
2.10%, 07/26/21	2,000	2,034,215
2.50%, 03/04/21	2,200	2,227,841
Wells Fargo Bank N.A.
0.59%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	2,000	2,002,068
0.77%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)	2,000	2,007,953
0.97%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)	15,000	15,070,673
Westpac Banking Corp.
2.00%, 08/19/21	7,245	7,372,693
2.00%, 01/13/23	2,375	2,464,450
2.60%, 11/23/20	11,160	11,240,333

		767,678,129

Beverages — 0.0%
PepsiCo Inc., 0.75%, 05/01/23	1,615	1,636,723

Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(d)	3,000	3,042,359

Security	Par (000)	Value

Computers — 0.3%
International Business Machines Corp., 0.83%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)	$14,000	$14,045,587

Diversified Financial Services — 0.3%
American Express Co., 3.00%, 02/22/21 (Call 01/22/21)	3,200	3,240,209
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/05/21)	10,858	11,001,834

		14,242,043

Electric — 1.9%
Electricite de France SA, 2.35%, 10/13/20 (Call 09/13/20)(d).	12,100	12,124,114
Florida Power & Light Co., 0.64%, 07/28/23 (Call 01/28/21), (3 mo. LIBOR US + 0.380%)(a)	11,470	11,476,703
NextEra Energy Capital Holdings Inc.
0.76%, 09/28/20, (3 mo. LIBOR US + 0.450%)(a)	9,000	9,005,593
1.04%, 05/04/21, (3 mo. LIBOR US + 0.480%)(a)	35,750	35,830,098
2.40%, 09/01/21	5,925	6,057,550
2.90%, 04/01/22	2,260	2,354,300
Series H, 3.34%, 09/01/20	1,795	1,799,120

		78,647,478

Health Care - Services — 0.1%
UnitedHealth Group Inc., 1.95%, 10/15/20	5,000	5,016,962

Insurance — 2.1%
Jackson National Life Global Funding
0.58%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(d)	5,000	5,001,498
0.71%, 01/06/23, (SOFRRATE + 0.600%)(a)(d)	26,000	25,786,167
MassMutual Global Funding II
0.85%, 06/09/23(d)	8,328	8,424,009
2.00%, 04/15/21(d)	6,900	6,984,636
MET Tower Global Funding, 0.66%, 01/17/23, (SOFRRATE + 0.550%)(a)(d)	22,000	21,918,695
Metropolitan Life Global Funding I, 0.67%, 01/13/23, (SOFRRATE + 0.570%)(a)(d)	16,460	16,428,311

		84,543,316

Machinery — 1.6%
Caterpillar Financial Services Corp.
0.50%, 01/06/22, (3 mo. LIBOR US + 0.220%)(a)	2,085	2,086,382
0.54%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	1,000	1,001,159
0.61%, 08/26/20, (3 mo. LIBOR US + 0.250%)(a)	9,000	9,002,066
0.62%, 03/08/21, (3 mo. LIBOR US + 0.300%)(a)	7,000	7,009,295
0.63%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)	7,000	7,002,236
0.95%, 05/13/22	12,000	12,139,021
1.13%, 05/13/22, (3 mo. LIBOR US + 0.735%)(a)	5,000	5,043,967
2.90%, 03/15/21	1,500	1,524,406
Series I, 2.65%, 05/17/21	3,810	3,880,617
John Deere Capital Corp.
0.44%, 10/09/20, (3 mo. LIBOR US + 0.170%)(a)	3,000	3,000,803
0.55%, 07/05/22	11,060	11,101,848
0.56%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	1,000	1,000,906

		63,792,706

Manufacturing — 0.0%
3M Co., 3.00%, 09/14/21 (Call 08/14/21)	1,075	1,104,858

Media — 0.2%
Comcast Corp., 0.63%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)	2,000	2,001,141
Walt Disney Co. (The), 0.60%, 09/01/21, (3 mo. LIBOR US + 0.250%)(a)	4,320	4,316,466

		6,317,607

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 0.6%
BP Capital Markets America Inc., 4.50%, 10/01/20	$8,000	$8,052,640
BP Capital Markets PLC, 0.61%, 11/24/20, (3 mo. LIBOR US + 0.250%)(a)	10,000	10,004,671
Chevron Corp., 1.14%, 05/11/23	4,510	4,610,298

		22,667,609

Oil & Gas Services — 0.1%
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(d)	2,500	2,596,656

Pharmaceuticals — 2.3%
AbbVie Inc.
0.72%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)(d)	9,000	9,016,303
2.15%, 11/19/21(d)	13,000	13,273,297
2.30%, 05/14/21 (Call 04/14/21)	27,593	27,960,978
3.45%, 03/15/22 (Call 01/15/22)(d)	5,442	5,660,094
5.00%, 12/15/21 (Call 09/16/21)(d)	7,000	7,337,308
Bristol-Myers Squibb Co.
2.55%, 05/14/21	8,000	8,137,834
2.88%, 08/15/20	12,500	12,509,524
Merck & Co. Inc., 2.35%, 02/10/22	1,998	2,060,043
Pfizer Inc., 3.00%, 09/15/21	1,670	1,721,142
Sanofi, 4.00%, 03/29/21	8,000	8,196,312

		95,872,835

Pipelines — 0.5%
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	5,716	5,801,107
3.50%, 02/01/22	7,565	7,888,252
5.20%, 09/01/20	3,930	3,944,209
TransCanada PipeLines Ltd., 3.80%, 10/01/20	1,886	1,895,719

		19,529,287

Savings & Loans — 0.3%
Nationwide Building Society, 2.00%, 01/27/23(d)	10,890	11,255,194

Semiconductors — 0.2%
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	9,905	10,097,179

Software — 0.2%
Adobe Inc., 1.70%, 02/01/23	4,010	4,150,663
Oracle Corp., 1.90%, 09/15/21 (Call 08/15/21)	5,000	5,083,780

		9,234,443

Telecommunications — 0.5%
Rogers Communications Inc., 0.91%, 03/22/22, (3 mo. LIBOR US + 0.600%)(a)	18,675	18,798,292

Transportation — 0.2%
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	4,186	4,250,048
2.88%, 06/01/22 (Call 05/01/22)	4,899	5,090,355

		9,340,403

Total Corporate Bonds & Notes — 33.7% (Cost: $1,374,695,172)		1,385,164,172

Municipal Debt Obligations

California — 0.1%
Ventura County Public Financing Authority RB, 0.60%, 11/01/20	1,420	1,419,858

Security	Par (000)	Value

Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority RB, Series A, 0.16%, 07/01/30(a)(e)	$6,740	$6,740,000
State of Connecticut GO, Series A, 3.00%, 07/01/21	1,800	1,836,540

		8,576,540

Michigan — 0.0%
Michigan Finance Authority RB, 2.03%, 12/01/20	450	451,593

New York — 0.8%
Mizuho Floater/Residual Trust RB
0.55%, 02/01/23 (a)(d)(e)	13,000	13,000,000
0.55%, 07/01/25 (a)(d)(e)	7,000	7,000,000
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	12,570	12,715,435

		32,715,435

Total Municipal Debt Obligations — 1.1% (Cost $43,003,389)		43,163,426

Repurchase Agreements

Bank of America Securities Inc., 0.79%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $7,000,461, collateralized by non-agencymortgage-backed security, 3.00%, due 10/25/58, par and fair value of $12,326,187 and 8,400,001, respectively) (a)(f)	7,000	7,000,000
Citigroup Global Markets Inc., 0.57%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $9,000,427,collateralized by non-agency mortgage-backed security, 5.00% to 7.31%, due 02/01/35 to 06/30/58, par and fair value of $8,079,844 and 9,450,001, respectively) (a)(f)	9,000	9,000,000
Citigroup Global Markets Inc., 0.62%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $12,000,618,collateralized by non-agency mortgage-backed security, 5.00% to 7.31%, due 02/01/35 to 06/30/58, par and fair value of $10,775,964 and 12,600,000, respectively) (a)(f)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 0.80%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $25,001,669, collateralized by non-agencymortgage-backed security, 0.45% to 6.00%, due 08/20/23 to 10/25/46, par and fair value of $71,336,808 and 28,750,000, respectively) (a)(f)	25,000	25,000,000
JP Morgan Securities, 0.69%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $22,001,265,collateralized by non-agency mortgage-backed security, 0.00% to 5.32%, due 07/01/22 to 12/26/50, par and fair value of $34,387,756 and 23,358,577, respectively) (a)(f)	22,000	22,000,000
Mizuho Securities USA Inc., 0.72%, 08/03/20 (Purchasedon 07/31/20 to be repurchased at $6,000,358,collateralized by non-agency mortgage-backed security, 5.00%, due 05/01/45, par and fair value of $4,784,936 and 6,300,001, respectively) (a)(f)	6,000	6,000,000
Mizuho Securities USA Inc., 0.82%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $11,000,750,collateralized by non-agency mortgage-backed security, 5.00%, due 05/01/45 to 06/15/2050, par and fair value of $8,772,728 and 11,550,000, respectively) (a)(f)	11,000	11,000,000

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mizuho Securities USA Inc., 1.12%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $25,002,333,collateralized by non-agency mortgage-backed security, 0.27% to 6.44%, due 08/16/21 to 06/25/47, par and fair value of $353,805,379 and 28,531,106, respectively) (a)(f)	$25,000	$25,000,000
Wells Fargo Securities, 0.54%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $4,000,180, collateralized by non-agency mortgage-backed security, 2.57%, due 02/25/47, par and fair value of $5,194,217 and 4,800,001, respectively) (a)(f)	4,000	4,000,000
Wells Fargo Securities, 0.54%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $4,000,180, collateralized by non-agency mortgage-backed security, 2.93% to 3.27%, due 06/16/25 to 03/10/26, par and fair value of $3,950,705 and 4,200,001, respectively) (a)(f)	4,000	4,000,000
Wells Fargo Securities, 0.57%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $10,000,475,collateralized by non-agency mortgage-backed security, 0.63% to 2.13%, due 03/15/21 to 07/15/25, par and fair value of $9,899,256 and 10,200,001, respectively) (a)(f)	10,000	10,000,000
Wells Fargo Securities, 0.75%, 08/03/20 (Purchased on 07/31/20 to be repurchased at $15,000,938,collateralized by non-agency mortgage-backed security, 0.00% to 8.42%, due 05/16/22 to 08/25/40, par and fair value of $123,499,813 and 17,250,000, respectively) (a)(f)	15,000	15,000,000

Total Repurchase Agreements — 3.6% (Cost: $150,000,000)		150,000,000

Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations
U.S. Government Agency Obligations — 0.7%
Federal Home Loan Mortgage Corp., 0.55%, 06/30/23	$30,000	$30,003,486

Total U.S. Government Agency Obligations — 0.7% (Cost: $30,000,000)		30,003,486

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(g)(h)	26,270	26,270,000

Total Money Market Funds — 0.6% (Cost: $26,270,000)		26,270,000

Total Investments in Securities — 97.4% (Cost: $3 ,993,742,389)		4,006,459,033

Other Assets, Less Liabilities — 2.6%		106,410,133

Net Assets — 100.0%		$4,112,869,166

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is payable upon demand on each reset date.
(f)	Maturity date represents next reset date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$26,270,000	(a)	$—	$—	$—	$26,270,000	26,270	$9,308,654	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Ultra Short-Term Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$53,087,512	$—	$53,087,512
Certificates of Deposit	—	865,860,112	—	865,860,112
Commercial Paper	—	1,452,910,325	—	1,452,910,325
Corporate Bonds & Notes	—	1,385,164,172	—	1,385,164,172
Municipal Debt Obligations	—	43,163,426	—	43,163,426
Repurchase Agreements	—	150,000,000	—	150,000,000
U.S. Government Agency Obligations	—	30,003,486	—	30,003,486
Money Market Funds	26,270,000	—	—	26,270,000

	$26,270,000	$3,980,189,033	$—	$4,006,459,033

Portfolio Abbreviations - Fixed Income

CR	Custodian Receipt

GO	General Obligation

LIBOR	London Interbank Offered Rate

RB	Revenue Bond

8